OPERATING LEASES	6 Months Ended
Jun. 30, 2022
Operating Leases
OPERATING LEASES

14. OPERATING LEASES

In addition to the lease with a related party for computing server room in Dongguan City, commenced in April 2021, and terminated in March 2022, a data center in Zhenjiang commenced in April 2022, the Company leased an office space, three server rooms, and a dormitory in Hong Kong for executing the Blockchain business strategy. The fixed monthly lease payment for the office space is $21,765 (HKD 170,775) all inclusive of rental, property management fee, utility, and applicable tax) with a lease term of three years ending April 18, 2024. The fixed monthly lease payment for the server rooms is $12,490 (HKD 98,000) all inclusive of rental, management fee, utility, and applicable tax) with a lease term of three years ending May 16, 2024 for two server rooms, and three years ending January 15, 2025 for another server room. The fixed monthly lease payment for the dormitory is $4,333 (HKD 34,000) including rental and management fee with a lease term of two years ending April 19, 2023. All lease agreements have no variable lease payment nor option to purchase the underlying assets. There was no initial direct cost associated with the office space lease agreement. The initial direct costs associated with the lease for server rooms and dormitory are $12,560 (HKD 98,000), and $2,194 (HKD 17,000), respectively.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company incurred rent expenses of approximately $228,000 whereas rent expenses for short-term lease were approximately $8,600 for the period ended June 30, 2022.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less. The future short-term lease costs are approximately $6,200 in the year subsequent to June 30, 2022.

Weighted-average remaining lease term as of June 30, 2022, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	22.6 months
Weighted-average discount rate	4.75%

The following table outlines maturities of operating lease liabilities as of June 30, 2022:

Year ending June 30	Leases for office/ server rooms/ Dormitory
2022	$352,688
2023	131,184
2024	5,098
Total lease payments	488,970
Less: Imputed interest	(37,935)
Present value of lease liabilities	$451,035

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS